Commitments and Contingencies - Summary of Future Payments of Commitments (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments [Line Items]
Transportation and Storage	$ 21,397	$ 21,499
Real Estate	797	852
Capital Commitments	3
Other Long-Term Commitments	322	354
Total Payments	22,519	22,705
1 Year [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,014	1,005
Real Estate	34	35
Capital Commitments	1
Other Long-Term Commitments	104	104
Total Payments	1,153	1,144
2 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	954	959
Real Estate	36	36
Capital Commitments	2
Other Long-Term Commitments	45	44
Total Payments	1,037	1,039
3 Years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,341	1,026
Real Estate	38	38
Other Long-Term Commitments	32	36
Total Payments	1,411	1,100
4 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,444	1,456
Real Estate	41	39
Other Long-Term Commitments	32	34
Total Payments	1,517	1,529
5 Years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,107	1,381
Real Estate	44	42
Other Long-Term Commitments	24	28
Total Payments	1,175	1,451
Thereafter [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	15,537	15,672
Real Estate	604	662
Other Long-Term Commitments	85	108
Total Payments	$ 16,226	$ 16,442